Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2016
Additional information: condensed financial statements of the Company [Abstract]
Additional information: condensed financial statements of the Company
31.	Additional information: condensed financial statements of the Company

Regulation S-X require condensed financial information as to financial position, statement of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2016.

Condensed balance sheets
	December 31,	December 31,
(In thousands)	2015	2016
Assets
Current assets:
Cash and cash equivalents	292,175	273,160
Due from subsidiaries and consolidated VIEs	92,864	101,130
Prepayments and other current assets	1,090	348
Total current assets	386,129	374,638
Non-current assets:
Property, equipment and software, net	—	3
Investments in subsidiaries and consolidated VIEs	68,481	43,447
Total assets	454,610	418,088
Liabilities
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIEs	388	1,862
Deferred revenue and income, current portion	211	272
Accrued liabilities and other payables	1,393	1,695
Total current liabilities	2,047	3,884
Non-current liabilities:
Deferred revenue and income, non-current	632	543
Due to related parties, non-current portion	4,337	4,537
Other long-term payable	845	886
Total liabilities	7,861	9,850
Commitments and contingencies
Shareholders’ equity
Common shares	85	83
Treasury shares 29,558,094 shares as at December 31, 2015 and 38,332,209 shares as at December 31, 2016	7	9
Other shareholders’ equity	446,657	408,146
Total Xunlei Limited’s shareholders’ equity	446,749	408,238
Total liabilities and shareholders’ equity	454,610	418,088

Condensed statements of operations
	Years ended December 31,
(In thousands)	2014	2015	2016
Revenues	—	—	—
Cost of revenues	(1,673)	(131)	—
Gross loss	(1,673)	(131)	—
Operating expenses
Research and development expenses	—	—
Sales and marketing expenses	—	—	(10)
General and administrative expenses	(996)	(1,314)	(1,193)
Total operating expenses	(996)	(1,314)	(1,203)
Operating loss	(2,669)	(1,445)	(1,203)
Interest income	6,171	5,318	1,521
Interest expense	(163)	(239)	(239)
Other income, net	7,602	(3,261)	715
Loss from subsidiaries and consolidated VIEs	(129)	(13,540)	(24,905)
Income / (loss) before income tax	10,812	(13,167)	(24,111)
Income tax	—	—	—
Net income / (loss)	10,812	(13,167)	(24,111)
Net income attributable to the non-controlling interest	—	—	—
Net income / (loss) attributable to Xunlei Limited’s common shareholders	10,812	(13,167)	(24,111)

Condensed statement of cash flows
	Years ended December 31,
(In thousands)	2014	2015	2016
Cash flows from operating activities
Net cash used in operating activities	(41,485)	(26,069)	(20,312)
Cash flows from investing activities
Net cash (used in) / generated from investing activities	(10,333)	3,812	15,557
Cash flows from financing activities
Net cash generated from / (used in) financing activities	332,412	4,975	(14,260)
Net increase / (decrease) in cash and cash equivalents	280,594	(17,282)	(19,015)
Cash and cash equivalents at beginning of year	28,863	309,457	292,175
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	309,457	292,175	273,160